IFRS 7 - Disclosure - Liquidity Risk - Summary of Liquid Assets by Type and Currency (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	$ 546,888	$ 389,573
Securities received as collateral from securities financing and derivative transactions	253,504	255,255
Total liquid assets	$ 800,392	$ 644,828
% of total	100.00%	100.00%
Encumbered liquid assets	$ 263,302	$ 253,215
Unencumbered liquid assets	537,090	391,613
Canadian Dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	167,650	100,126
Securities received as collateral from securities financing and derivative transactions	121,340	109,145
Total liquid assets	$ 288,990	$ 209,271
% of total	36.00%	32.00%
Encumbered liquid assets	$ 113,573	$ 108,191
Unencumbered liquid assets	175,417	101,080
Canadian Dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	49,945	5,140
Total liquid assets	$ 49,945	$ 5,140
% of total	6.00%	1.00%
Encumbered liquid assets	$ 1,861	$ 566
Unencumbered liquid assets	48,084	4,574
Canadian Dollar [member] | Canadian government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	33,621	13,872
Securities received as collateral from securities financing and derivative transactions	82,321	77,275
Total liquid assets	$ 115,942	$ 91,147
% of total	15.00%	14.00%
Encumbered liquid assets	$ 63,623	$ 56,337
Unencumbered liquid assets	52,319	34,810
Canadian Dollar [member] | National Housing Act mortgage backed securities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	40,722	38,138
Securities received as collateral from securities financing and derivative transactions	27	15
Total liquid assets	$ 40,749	$ 38,153
% of total	5.00%	6.00%
Encumbered liquid assets	$ 1,745	$ 3,816
Unencumbered liquid assets	39,004	34,337
Canadian Dollar [member] | Provincial government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	20,742	15,679
Securities received as collateral from securities financing and derivative transactions	27,119	25,151
Total liquid assets	$ 47,861	$ 40,830
% of total	6.00%	6.00%
Encumbered liquid assets	$ 34,045	$ 31,287
Unencumbered liquid assets	13,816	9,543
Canadian Dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	12,592	11,149
Securities received as collateral from securities financing and derivative transactions	7,985	3,623
Total liquid assets	$ 20,577	$ 14,772
% of total	3.00%	2.00%
Encumbered liquid assets	$ 3,738	$ 3,882
Unencumbered liquid assets	16,839	10,890
Canadian Dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	6,587	13,636
Securities received as collateral from securities financing and derivative transactions	3,642	2,770
Total liquid assets	$ 10,229	$ 16,406
% of total	1.00%	3.00%
Encumbered liquid assets	$ 7,293	$ 11,225
Unencumbered liquid assets	2,936	5,181
Canadian Dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	3,441	2,512
Securities received as collateral from securities financing and derivative transactions	246	311
Total liquid assets	3,687	2,823
Encumbered liquid assets	1,268	1,078
Unencumbered liquid assets	2,419	1,745
Other than Canadian dollar [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	379,238	289,447
Securities received as collateral from securities financing and derivative transactions	132,164	146,110
Total liquid assets	$ 511,402	$ 435,557
% of total	64.00%	68.00%
Encumbered liquid assets	$ 149,729	$ 145,024
Unencumbered liquid assets	361,673	290,533
Other than Canadian dollar [member] | Cash and due from banks [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	95,796	19,225
Total liquid assets	$ 95,796	$ 19,225
% of total	12.00%	3.00%
Encumbered liquid assets	$ 40	$ 33
Unencumbered liquid assets	95,756	19,192
Other than Canadian dollar [member] | Corporate issuer obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	87,208	84,835
Securities received as collateral from securities financing and derivative transactions	2,215	1,856
Total liquid assets	$ 89,423	$ 86,691
% of total	11.00%	13.00%
Encumbered liquid assets	$ 6,784	$ 7,070
Unencumbered liquid assets	82,639	79,621
Other than Canadian dollar [member] | Equities [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	22,031	40,550
Securities received as collateral from securities financing and derivative transactions	30,220	34,607
Total liquid assets	$ 52,251	$ 75,157
% of total	7.00%	12.00%
Encumbered liquid assets	$ 31,504	$ 39,403
Unencumbered liquid assets	20,747	35,754
Other than Canadian dollar [member] | Other marketable securities and/or loans [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	5,097	4,658
Securities received as collateral from securities financing and derivative transactions	2,959	667
Total liquid assets	$ 8,056	$ 5,325
% of total	1.00%	1.00%
Encumbered liquid assets	$ 801	$ 712
Unencumbered liquid assets	7,255	4,613
Other than Canadian dollar [member] | U.S. government obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	42,478	34,103
Securities received as collateral from securities financing and derivative transactions	44,281	47,803
Total liquid assets	$ 86,759	$ 81,906
% of total	11.00%	13.00%
Encumbered liquid assets	$ 47,965	$ 37,367
Unencumbered liquid assets	38,794	44,539
Other than Canadian dollar [member] | U.S. federal agency obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	74,412	58,222
Securities received as collateral from securities financing and derivative transactions	7,493	11,873
Total liquid assets	$ 81,905	$ 70,095
% of total	10.00%	11.00%
Encumbered liquid assets	$ 21,078	$ 20,939
Unencumbered liquid assets	60,827	49,156
Other than Canadian dollar [member] | Other sovereign obligations [member]
Disclosure of liquid assets by type and currency [line items]
Bank-owned liquid assets	52,216	47,854
Securities received as collateral from securities financing and derivative transactions	44,996	49,304
Total liquid assets	$ 97,212	$ 97,158
% of total	12.00%	15.00%
Encumbered liquid assets	$ 41,557	$ 39,500
Unencumbered liquid assets	$ 55,655	$ 57,658